CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Sales revenues	$ 83,966	$ 53,683	$ 76,589
Cost of sales	(43,164)	(29,195)	(45,732)
Gross profit	40,802	24,488	30,857
Income (expenses)
Selling expenses	(4,229)	(4,884)	(4,476)
General and administrative expenses	(1,176)	(1,090)	(2,124)
Exploration costs	(687)	(803)	(799)
Research and development expenses	(563)	(355)	(576)
Other taxes	(406)	(952)	(619)
Impairment of assets	3,190	(7,339)	(2,848)
Other income and expenses	653	998	1,199
Total Income (expenses)	(3,218)	(14,425)	(10,243)
Income before net finance expense, results of equity-accounted investments and income taxes	37,584	10,063	20,614
Finance income	821	551	1,330
Finance expenses	(5,150)	(6,004)	(7,086)
Foreign exchange gains (losses) and inflation indexation charges	(6,637)	(4,177)	(3,008)
Net finance expense	(10,966)	(9,630)	(8,764)
Results of equity-accounted investments	1,607	(659)	153
Net income (loss) before income taxes	28,225	(226)	12,003
Income taxes	(8,239)	1,174	(4,200)
Net income from continuing operations for the year	19,986	948	7,803
Net income from discontinued operations for the year			2,560
Net income for the year	19,986	948	10,363
Net income attributable to shareholders of Petrobras	19,875	1,141	10,151
Net income from continuing operations	19,875	1,141	7,660
Net income from discontinued operations			2,491
Net income (loss) attributable to non-controlling interests	111	(193)	212
Net income (loss) from continuing operations	111	(193)	143
Net income from discontinued operations			$ 69
Basic and diluted earnings per common and preferred share - in U.S. dollars	$ 1.52	$ 0.09	$ 0.78
From continuing operations	1.52	0.09	0.59
From discontinued operations			$ 0.19